SECURITIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SECURITIES
Carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law	$ 10,161	$ 5,238
Proceeds from sale	11,296	8,580
Gross realized gains	123	182
Less Than 12 Months
Fair Value	8,104	37,076
Unrealized Loss	(18)	(638)
12 Months or More
Fair Value	14,748	5,349
Unrealized Loss	(207)	(269)
Total
Fair Value	22,852	42,425
Unrealized Loss	(225)	(907)
U.S. government-sponsored entities
Less Than 12 Months
Fair Value	4,992	6,906
Unrealized Loss	(8)	(90)
12 Months or More
Fair Value	998
Unrealized Loss	(2)
Total
Fair Value	5,990	6,906
Unrealized Loss	(10)	(90)
Residential agency mortgage-backed
Less Than 12 Months
Fair Value	3,112	30,170
Unrealized Loss	(10)	(548)
12 Months or More
Fair Value	13,750	5,349
Unrealized Loss	(205)	(269)
Total
Fair Value	16,862	35,519
Unrealized Loss	$ (215)	$ (817)